19. LOANS AND FINANCING (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
LoansAndFinancingLineItems [Line Items]
Borrowings	R$ 20,444.4	R$ 18,962.4
2018 [Member]
LoansAndFinancingLineItems [Line Items]
Borrowings	5,031.4
2019 [Member]
LoansAndFinancingLineItems [Line Items]
Borrowings	3,983.4
2020 [Member]
LoansAndFinancingLineItems [Line Items]
Borrowings	1,684.7
2021 [Member]
LoansAndFinancingLineItems [Line Items]
Borrowings	125.4
2022 onwards [Member]
LoansAndFinancingLineItems [Line Items]
Borrowings	3,106.2
2022 [Member]
LoansAndFinancingLineItems [Line Items]
Borrowings	R$ 6,512.8